Financial Instruments and Risk Management (Details) - 12 months ended Dec. 31, 2020	USD ($)	CAD ($)
Statement Line Items [Line Items]
Each 1% change in US dollar to Canadian dollar foreign exchange gain/loss		$ 84,800
USD [Member]
Statement Line Items [Line Items]
Foreign currency net monetary asset position	$ 8,480,000